Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.

The Group’s CODM has been identified as the CEO. For the six months ended June 30, 2022 and 2023, there are three operating segments identified including workspace membership, marketing and branding, and others.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC. The Group’s CODM evaluates performance based on each operating segment’s revenue and costs of revenue (excluding impairment loss). Revenues and cost of revenue (excluding impairment loss) by segment are presented below.

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Revenue:
Workspace membership	161,336	70,793
Marketing and branding services	98,164	154,917
Other services	37,827	44,392
Total revenue	297,327	270,102
Cost of revenue (excluding impairment loss)
Workspace membership	(180,925)	(78,640)
Marketing and branding services	(97,184)	(151,527)
Other services	(30,277)	(41,708)
Total cost of revenue (excluding impairment loss)	(308,386)	(271,875)

The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.